PROVISION FOR JUDICIAL LIABILITIES - Possible losses, labor (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$) lawsuit	Dec. 31, 2020 BRL (R$) lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 11,443,483	R$ 10,478,002
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 211,767	R$ 263,971
Labor | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	1,462	1,653